Share-based payments, Number and Weighted Average Exercise Price of Stock Options (Details) shares in Thousands		12 Months Ended
		Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of Options [Abstract]
Balance at beginning (in shares) | shares		12,077	11,736
Granted during the year (in shares) | shares		9,878	6,689
Exercised during the year (in shares) | shares		(619)	(4,524)
Lapsed/forfeited during the year (in shares) | shares		(2,621)	(1,824)
Balance at ending (in shares) | shares		18,715	12,077
Vested and exercisable (in shares) | shares		754	2,221
Weighted Average Exercise Price [Abstract]
Balance at beginning (in dollars per share) | $ / shares	[1]	$ 5.59	$ 3.62
Granted during the year (in dollars per share) | $ / shares	[1]	11.19	6.64
Exercised during the year (in dollars per share) | $ / shares	[1]	3.34	2.68
Lapsed/forfeited during the year (in dollars per share) | $ / shares	[1]	5.88	4
Balance at ending (in dollars per share) | $ / shares	[1]	8.58	5.59
Vested and exercisable (in dollars per share) | $ / shares	[1]	$ 4.91	$ 3.73

[1]	WAEP - weighted average exercise price